Consolidated balance sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common stock par or stated value per share	$ 0.01	$ 0.01
Common stock shares authorized	2,000,000,000	2,000,000,000
Common stock shares issued	33,257,291	12,972,358
Common stock shares outstanding	29,812,755	12,972,358
Preferred stock par or stated value per share	$ 0.01
Preferred stock shares authorized	200,000,000	200,000,000
Preferred stock shares outstanding	811,878	811,878
Treasury Stock, Common, Shares	3,444,536	0
Series A Preferred Stock [Member]
Preferred stock par or stated value per share	$ 0.01	$ 0.01
Preferred stock shares authorized	800,000	800,000
Preferred stock shares issued	795,878	795,878
Preferred stock shares outstanding	795,878	795,878
Series B Preferred Stock [Member]
Preferred stock par or stated value per share	$ 0.01	$ 0.01
Preferred stock shares authorized	16,000	16,000
Preferred stock shares issued	16,000	16,000
Preferred stock shares outstanding	16,000	16,000